          John H. Lively

                                                                                                           The Law Offices of John H. Lively & Associates, Inc.

                                                                                                          A member firm of The 1940 Act Law Group

                                                                                                          11300 Tomahawk Creek Parkway, Suite 310

           Leawood, KS  66211

           Phone: 913.660.0778   Fax: 913.660.9157

           john.lively@1940actlawgroup.com

December 31, 2012

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: Plainsboro Funds (File Nos. 333-174385 and 811-22560)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Plainsboro Fund’s registration statement on Form N-1A on December 21, 2012 (Accession No. 0001162044-12-001306) and (ii) the text of the most recent amendment has been filed electronically.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively& Associates, Inc.